UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interactive Financial Advisors
Address:  2215 York Road, Suite 306
          Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joanne M. Woiteshek
Title:    Chief Compliance Officer
Phone:    630-472-1300

Signature, Place, and Date of Signing:

   /s/ Joanne M. Woiteshek            Oak Brook, IL             April 13, 2012
   -----------------------            -------------             --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           64
                                         -----------

Form 13F Information Table Value Total:  $   149,378
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ---------
CLAYMORE EXCHANGE TRADED FD TR 2
  CLAYMORE S&P GLOBAL WATER Total      ETF      18383Q507         227      10,738 SH       Sole                               10,738
CONSUMER STAPLES SPDR Total            ETF      81369Y308         103       3,009 SH       Sole                                3,009
CURRENCYSHARES EURO TRUST EURO
  CURRENCY SHARES Total                ETF      23130C108           1          06 SH       Sole                                    6
DWS MON MKT PRIME SERIES- DWS MON MKT
  FUND Total                           MM       23339A101         163     162,753 SH       Sole                              162,753
EGA EMERGING GLOBAL SHS TR EMERGING
  GLOBAL SHS INDXX CHINA
  INFRASTRUCTURE Total                 ETF      268461837          27       1,648 SH       Sole                                1,648
ENERGY SELECT SECTOR SPDR FUND Total   ETF      81369Y506          13         177 SH       Sole                                  177
FEDERATED PRIME CASH SERIES FUND Total MM       147551105       1,160   1,159,528 SH       Sole                            1,159,528
FEDERATED US TREASURY CASH RESERVES
  FUND INSTITUTIONAL CLASS Total       MM       60934N682         163     162,748 SH       Sole                              162,748
FIDELITY CASH RESERVE FUND RETAIL
  CLASS Total                          MM       316067107         163     162,764 SH       Sole                              162,764
ISHARES COMEX GOLD TR ISHARES Total    WF       464285105         907      55,754 SH       Sole                               55,754
ISHARES IBOXX INVESTOP INVESTMENT
  GRADE CORP BD FD Total               ETF      464287242       6,405      55,395 SH       Sole                               55,395
ISHARES MSCI ACWI EX US INDEX FD ETF
  Total                                ETF      464288240         117       2,874 SH       Sole                                2,874
ISHARES MSCI EAFE INDEX FUND EFA Total ETF      464287465       1,796      32,718 SH       Sole                               32,718
ISHARES MSCI PACIFIC EX-JAPAN INDEX
  FUND Total                           ETF      464286665          53       1,227 SH       Sole                                1,227
ISHARES RUSSELL 2000 INDEX FUND Total  ETF      464287655       1,932      23,329 SH       Sole                               23,329
ISHARES RUSSELL 2000 VALUE INDEX FUND
  Total                                ETF      464287630      12,356     169,324 SH       Sole                              169,324
ISHARES RUSSELL MIDCAP INDEX FUND
  Total                                ETF      464287499           3          27 SH       Sole                                   27
ISHARES S&P 500 INDEX FD Total         ETF      464287200      28,292     200,355 SH       Sole                              200,355
ISHARES S&P GLOBAL ENERGY SECTOR
  INDEX FUND Total                     ETF      464287341         118       2,959 SH       Sole                                2,959
ISHARES S&P GROWTH INDEX FD Total      ETF      464287309         277       3,669 SH       Sole                                3,669
ISHARES S&P MIDCAP 400 GROWTH INDEX
  FD Total                             ETF      464287606           4          36 SH       Sole                                   36
ISHARES S&P NATIONAL Total             ETF      464288414           7          66 SH       Sole                                   66
ISHARES S&P SMALLCAP 600 GROWTH INDEX
  FD Total                             ETF      464287887           4          48 SH       Sole                                   48
ISHARES S&P VALUE INDEX FD Total       ETF      464287408       1,926      29,656 SH       Sole                               29,656
ISHARES SILVER TRUST Total             WF       46428Q109         150       4,778 SH       Sole                                4,778
ISHARES TR BARCLAYS 1-3 YR CR BD FD
  Total                                ETF      464288646         111       1,056 SH       Sole                                1,056
ISHARES TR BARCLAYS 1-3 YR TREAS
  INDEX FD Total                       ETF      464287457       2,812      33,344 SH       Sole                               33,344
ISHARES TR BARCLAYS 20+ TREAS BD FD
  Total                                ETF      464287432       1,197      10,667 SH       Sole                               10,667
ISHARES TR BARCLAYS 7-10 YR TRES
  INDEX FD Total                       ETF      464287440       1,291      12,499 SH       Sole                               12,499
ISHARES TR BARCLAYS INTERMED CR BD FD
  Total                                ETF      464288638       8,974      82,444 SH       Sole                               82,444
ISHARES TR BARCLAYS TIPS BD FD
  PROTECTED SECS FD Total              ETF      464287176       8,663      73,630 SH       Sole                               73,630
ISHARES TR BARCLAYS US AGGREGATE BD
  FD Total                             ETF      464287226      27,648     251,693 SH       Sole                              251,693
ISHARES TR COHEN & STEERS REALTY
  MAJORS INDEX FD Total                ETF      464287564         797      10,404 SH       Sole                               10,404
ISHARES TR DOW JONES SELECT DIV INDEX
  FD Total                             ETF      464287168         121       2,160 SH       Sole                                2,160
ISHARES TR FTSE CHINA 25 INDEX FD
  Total                                ETF      464287184          51       1,382 SH       Sole                                1,382
ISHARES TR JPMORGAN USD EMERGING MKTS
  BD FD Total                          ETF      464288281           5          48 SH       Sole                                   48
ISHARES TR S&P LATIN AMER 40 INDEX
  FUND Total                           ETF      464287390          52       1,087 SH       Sole                                1,087
ISHARES TR SP US PFD Total             ETF      464288687       2,072      53,083 SH       Sole                               53,083
ISHARES TRUST - ISHARES FTSE
  EPRA/NAREIT GLOBAL REAL ESTATE
  EX-U.S. INDEX FUND Total             ETF      464288489         105       3,664 SH       Sole                                3,664
ISHARES TRUST ISHARES MSCI VALUE
  INDEX FUND Total                     ETF      464288877      10,993     233,895 SH       Sole                              233,895
ISHARES TRUST ISHARES S&P GLOBAL
  MATERIALS SECTOR INDEX FUND Total    ETF      464288695          58         926 SH       Sole                                  926
MOTOROLA INC COM NEW Total             C        620076307           1          20 SH       Sole                                   20
MOTOROLA MOBILITY HLDGS INC Total      C        620097105           1          18 SH       Sole                                   18
RUSSELL EXCHANGE TRADED FDS TR
  CONSISTENT GROWTH ETF Total          ETF      782474746           5          96 SH       Sole                                   96
RUSSELL EXCHANGE TRADED FDS TR EQUITY
  INCOME ETF Total                     ETF      782474712          13         253 SH       Sole                                  253
RUSSELL EXCHANGE TRADED FDS TR GROWTH
  AT A REASONABLE PRICE ETF Total      ETF      782474738           9         165 SH       Sole                                  165
RUSSELL EXCHANGE TRADED FDS TR LOW
  P/E ETF Total                        ETF      782474696           5         102 SH       Sole                                  102
SELECT SECTOR SPDR FD HEALTH CARE
  Total                                ETF      81369Y209         453      12,052 SH       Sole                               12,052
SPDR INDEX SHS FDS S&P EMERGING ASIA
  PAC ETF Total                        ETF      78463X301          96       1,295 SH       Sole                                1,295
SPDR LEHMAN INT'L TREASURY BOND ETF
  Total                                ETF      78464A516       8,958     149,446 SH       Sole                              149,446
SPDR SER TR S&P 600 SMALL CAP VALUE
  ETF Total                            ETF      78464A300          11         144 SH       Sole                                  144
SPDR SER TR WELLS FARGO PFD STOCK ETF
  Total                                ETF      78464A292          10         224 SH       Sole                                  224
SPDR SERIES TRUST DB INT'L GOV'T
  INFLATION-PROTECTED BOND ETF Total   ETF      78464A490         113       1,872 SH       Sole                                1,872
ST SPDR SP BRIC 40 Total               ETF      78463X798         153       6,203 SH       Sole                                6,203
UTILITIES SELECT SECTOR SPDR FUND
  Total                                ETF      81369Y886          20         569 SH       Sole                                  569
VANGUARD DIVIDEND APPRECIATION VIPERS
  Total                                ETF      921908844      14,991     256,042 SH       Sole                              256,042
VANGUARD HIGH DIVIDE Total             ETF      921946406          81       1,663 SH       Sole                                1,663
VANGUARD INTERMEDIATE TERM CORP BOND
  INDEX FD ETF Total                   ETF      92206C870         175       2,095 SH       Sole                                2,095
VANGUARD INTL EQUITY FDS FTSE ALL
  WORLD EX USA SMALL CAP INDEX FD ETF
  SHS Total                            ETF      922042718           4          47 SH       Sole                                   47
VANGUARD INTL EQUITY INDEX FDS MSCI
  EMERGING MKTS ETF Total              ETF      922042858         209       4,808 SH       Sole                                4,808
VANGUARD LARGE-CAP VIPERS Total        ETF      922908637       1,014      15,743 SH       Sole                               15,743
VISA INC COM CL A Total                C        92826C839          10          85 SH       Sole                                   85
WELLS FARGO & CO NEW COM Total         C        949746101         116       3,404 SH       Sole                                3,404
WISDOMETREE TR HIGH YIELDING EQUITY
  FD Total                             ETF      97717W208       1,615      36,042 SH       Sole                               36,042